Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Jan. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Interest rate swap contracts to fix debt outstanding amount	£ 217
Contracts to fix debt amount, net	590
Value of fixed rate debt	£ 807
Outstanding contracts rate	1.46
Outstanding contracts average rate	0.72
Hedging gains/(losses) recognised in OCI	£ 9	£ 15
Cost of hedging reserve		£ 14
Reserve Of Gains And Losses On Hedging Instruments	1		£ 1
Hedged item, liabilities	£ 173
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average rate Bonds	1.59
Euro [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average rate Bonds	0.86
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	2.00%
Euro 2025 senior notes [member] | Libor [member]
Disclosure of detailed information about financial instruments [line items]
Marginal interest rate on reference rate	1.36%
Synthetic BRL Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding contracts rate	7.71
Bottom of range [member] | Euro 2025 senior notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.375%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	3.60%